Restructuring expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 157	SFr 626
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	50	380
Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	107	246
of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	69	169
of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	38	77
Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	122	528
Bank | General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	20	295
Bank | Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	102	233
Bank | of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	66	157
Bank | of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 36	SFr 76